ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW ERA FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 97.6%

NATURAL RESOURCE RELATED 97.6%

Agriculture 3.1%
Deere	630,500	68,498
Potash Corporation of Saskatchewan	488,252	78,086
		146,584
Building & Real Estate 2.8%
AMB Property, REIT	399,100	23,463
Archstone-Smith Trust, REIT	380,500	20,654
Boston Properties, REIT	210,600	24,725
Camden Property Trust, REIT	258,600	18,182
Duke Realty, REIT	361,000	15,693
ProLogis, REIT	271,544	17,631
Simon Property Group, REIT	91,400	10,168
		130,516
Chemicals 1.8%
Air Liquide (EUR)	48,900	11,935
Dow Chemical	547,900	25,127
DuPont	624,296	30,859
TETRA Technologies (1)	717,900	17,739
		85,660
Coal 3.8%
Arch Coal	1,511,704	46,394
CONSOL Energy	1,884,300	73,733
International Coal Group (1)	2,261,500	11,873
Peabody Energy	1,254,602	50,485
		182,485
Diversified Metals 7.1%
Alcan	830,200	43,336
BHP Billiton (AUD)	2,548,472	61,731
Cia Vale Do Rio Doce, ADR (1 ADR represents 1 common share)	1,741,500	64,418
Mechel OAO, ADR	786,216	26,142
Nucor	388,600	25,310
Rio Tinto (GBP)	1,299,179	74,215
Teck Cominco, Class B (CAD)	586,954	40,978
		336,130
Diversified Resources 6.4%
Bucyrus International, Class A	311,500	16,042
Burlington Northern Santa Fe	357,476	28,752
Caterpillar	715,186	47,939
Finning International (CAD)	434,400	20,068
Foster Wheeler (1)	643,761	37,589
Infrasource Services (1)	291,600	8,903
Joy Global	1,086,600	46,615
KBR (1)	382,298	7,780
Penn Virginia	357,700	26,255
Quanta Services (1)	272,400	6,870
St. Joe	188,500	9,860
Terex (1)	676,160	48,521
Western Water (1)	2,259	-
		305,194
Forest Products 4.9%
Domtar (1)	3,020,886	28,124
International Paper	1,784,278	64,948
Kimberly-Clark	476,880	32,662
Louisiana Pacific	325,600	6,532
Potlatch, REIT	653,000	29,894
Smurfit-Stone Container (1)	3,414,948	38,452
Weyerhaeuser	433,472	32,398
		233,010
Gas Transmission & Distribution 1.8%
Spectra Energy	999,100	26,246
Williams Companies	2,105,439	59,921
		86,167
Integrated Petroleum-Domestic 5.2%
ConocoPhillips	1,785,358	122,029
Hess	435,700	24,169
Murphy Oil	1,916,746	102,354
		248,552
Integrated Petroleum-International 15.7%
BP, ADR	1,263,889	81,837
Chevron	478,932	35,422
Eni S.p.A., ADR	859,092	55,695
ExxonMobil	1,968,118	148,494
Lukoil, ADR	476,068	41,656
Mol Magyar Olas Gazipari, ADR	223,500	25,702
Petroleo Brasileiro, ADR (1 ADR represents 1 preference share)	346,017	30,917
Royal Dutch Shell, ADR, Class A	1,909,630	126,608
Statoil ASA (NOK)	3,371,099	91,787
Total, ADR	1,504,752	105,002
		743,120
Miscellaneous Energy 5.0%
China Shenhua Energy (HKD)	5,314,500	12,855
Duke Energy	704,200	14,288
Dynegy, Class A (1)	6,647,138	61,553
Edison International	308,272	15,145
Exelon	502,600	34,534
NRG Energy (1)	739,914	53,303
Reliant Resources (1)	2,334,000	47,427
		239,105
Non-Ferrous Metals 0.2%
Freeport McMoRan Copper Gold	119,193	7,889
		7,889
Oil & Gas Drilling 6.8%
Diamond Offshore Drilling	1,389,136	112,451
Helmerich & Payne	160,334	4,864
Integra Group Holdings, GDR (1)	611,100	11,764
Key Energy Services (1)	424,800	6,945
Nabors Industries (1)	903,852	26,817
Noble Drilling	904,872	71,195
Transocean (1)	1,112,541	90,895
		324,931
Oil & Gas Equipment & Services 18.9%
Baker Hughes	1,514,159	100,131
BJ Services	2,418,560	67,478
Cameron International (1)	2,627,326	164,970
Electromagnetic Geoservices ASA (NOK) (1)	596,400	14,276
FMC Technologies (1)	638,184	44,520
Grant Prideco (1)	1,387,363	69,146
Halliburton	440,400	13,978
McDermott International (1)	465,600	22,805
Schlumberger	2,405,872	166,246
Smith International	2,321,866	111,566
Technip (EUR)	831,400	61,066
Tenaris, ADR	327,200	15,019
TMK OAO, GDR (1)	219,500	7,375
W-H Energy Services (1)	845,193	39,504
		898,080
Petroleum Exploration & Production 9.2%
Anadarko Petroleum	637,722	27,409
BG Group (GBP)	3,036,117	43,807
Bill Barrett (1)	493,565	15,996
Canadian Natural Resources	2,110,796	116,495
Compton Petroleum (1)	2,260,100	22,759
Devon Energy	1,059,559	73,343
Encore Acquisition (1)	1,125,000	27,214
EOG Resources	921,966	65,773
Newfield Exploration (1)	351,900	14,678
Nexen	245,546	15,052
XTO Energy	226,833	12,433
		434,959
Precious Metals 2.8%
Agnico-Eagle Mines	401,200	14,211
Barrick Gold	810,700	23,145
Meridian Gold (1)	2,055,578	52,479
Newmont Mining	987,979	41,485
		131,320
Refining & Marketing 2.1%
Sunoco	713,600	50,266
Valero Energy	738,668	47,637
		97,903
Total Natural Resource Related		4,631,605

Total Common Stocks (Cost $2,663,319)		4,631,605

SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	121,144,796	121,145
Total Short-Term Investments (Cost $121,145)		121,145

Total Investments in Securities
100.2% of Net Assets (Cost $2,784,464)		$4,752,750

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
NOK	Norwegian Krone
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Era Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Era Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $2,784,464,000. Net unrealized gain aggregated $1,968,313,000 at period-end, of which $1,990,282,000 related to appreciated investments and $21,969,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,520,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $121,145,000 and $102,647,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007